Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Other payables	[1]	$ 186,966	$ 90,080
Payroll payable		106,250	101,018
Total accrued expenses and other current liabilities		$ 293,216	$ 191,098

[1]	The balance mainly consisted of reimbursement payables to employees and service fee payables to third party suppliers.